Net Finance Costs - Schedule of Information About Finance Income and Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of finance income and costs [line items]
Interest payable on financial liabilities at amortised cost and associated derivatives	£ (34)	£ (32)	£ (30)
Interest on lease liabilities	(23)	(25)	(27)
Interest on deferred and contingent consideration	(4)	(5)	0
Interest on provisions for uncertain tax positions	0	(7)	(11)
Fair value movement on derivatives	(20)	(2)	0
Finance costs	(81)	(71)	(68)
Interest receivable on financial assets at amortised cost	16	18	5
Interest on lease receivables	4	5	6
Net finance income in respect of retirement benefits	26	9	4
Fair value remeasurement of disposal proceeds	0	0	6
Fair value movements on investments held at fair value	13	28	20
Net foreign exchange gains	3	1	1
Interest on provisions for uncertain tax positions	4	35	0
Fair value movement on derivatives	10	27	20
Finance income	76	123	62
Net finance (costs)/income	£ (5)	£ 52	£ (6)